Note 1 - The Company and Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Company And Summary Of Significant Accounting Policies Tables
Company assets and liabilities by level measured at fair value on a recurring basis
Description	Level 1	Level 2	Level 3

Assets
	$—	$—	$—
Liabilities
Warrant liability	—	184,000	—

Description	Level 1	Level 2	Level 3

Assets
	$—	$—	$—
Liabilities
Warrant liability	—	44,531,000	—
Accrued expense		4,326,000